Derivative Instruments (Schedule Of Trading Gains (Losses) Of Futures And Forward Currency Contracts) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	$ (24,062,017)	$ (33,649,516)	$ 130,163,956
Futures Contracts [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	(7,088,911)	(592,466)	104,899,860
Energies [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	(9,616,856)	7,688,026	(6,296,617)
Grains [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	(7,690,728)	(10,817,032)	14,680,492
Interest Rates [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	24,444,275	74,456,429	78,525,936
Livestock [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	(1,158,380)	(2,910,290)	(531,000)
Metals [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	(12,773,525)	(974,007)	12,922,817
Softs [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	3,389,662	(1,791,425)	7,618,692
Stock Indices [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	(3,683,359)	(66,244,167)	(2,020,460)
Forward Currency Contracts [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	$ (16,973,106)	$ (33,057,050)	$ 25,264,096